Tax on Income (Details) - Schedule of theoretical tax on the pre-tax income and the tax expense - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Theoretical Tax On The Pre Tax Income And The Tax Expense Abstract
Loss before income tax	$ 13,274	$ 4,776	$ 14,891	$ 12,706	$ 16,366
Statutory tax rate			0.00%	0.00%	0.00%
Income tax at the statutory tax rate
Expenses not recognized for tax purposes					(488)
Recondition of deferred tax asset with were not recognized on prior periods			(3)	(18)	(369)
Income tax benefit			$ (3)	$ (18)	$ (857)